Restricted cash - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Restricted Cash and Cash Equivalents, Current [Abstract]
Restricted Cash Current	¥ 1,392	$ 200	¥ 0